John Hancock

John Hancock Place

Post Office Box 111

Boston, Massachusetts 02117

(617) 572-0320

E-mail: pminella@jhancock.com

Paula Minella

AVP & Senior Counsel

May 30, 2018

via EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:    John Hancock Life Insurance Company (U.S.A.)

         Separate Account A—File Nos. 811-4834, 333-193994, 333-151630, 333-217721

Commissioners:

Conveyed herewith via EDGAR for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933 (“1933 Act”), pursuant to Rule 101(a)(i) of Regulation S-T, is a post effective amendment to the Form N-6 registration statement for the above-captioned Separate Account A (“Registrant”) relating to the Accumulation VUL 2014 insurance policies (“Accum 14”), Majestic VULX insurance policies (“MVULX”), and the Protection VUL 17 insurance policies (“PVUL 17”) offered by John Hancock Life Insurance Company (U.S.A.).

Background of the amendment

The enclosed amendments to the Accum 14, MVULX, and PVUL 17 registration statements include a prospectus supplement that describes the Long-Term Care Rider 2018 that we plan to add as an available option for newly-issued contracts on or about July 9, 2018. This rider provides for periodic advance payments of a portion of the death benefit if the insured person becomes chronically ill. The actual amount of any advanced payment is based on qualified expenses incurred by the insured person, up to the Maximum Monthly Benefit Amount and any unused portion of the Stay at Home Lifetime Benefit Amount in a calendar month. The Stay at Home Lifetime Benefit Amount is the maximum amount we will pay for Stay at Home Services during the Insured’s lifetime, which is different from the Maximum Monthly Benefit Amount, which is an amount you are eligible to accelerate each month.

Except for the addition of the Stay at Home Lifetime Benefit Amount, the Long-Term Care Rider 2018 is substantially similar to the long-term care rider included in Pre-Effective Amendment No. 1 for Accum 14, which was filed with the SEC on May 19, 2014 (333-193994).

Request for Expedited Selective Review

Aside from the addition of a prospectus supplement to provide additional disclosure concerning this rider, we are not making any other changes to the prospectus. The disclosures in the supplement concerning this rider are the substantially similar to the disclosures reviewed by the staff in Registration Statement No. 333-193994, as mentioned above. Accordingly, we are hopeful that it will not require significant time for the Staff to review and comment on the enclosed filing, and the Registrant hereby requests expedited selective review.

In this regard, we would very much appreciate receiving any comments to the enclosed supplement soon enough to prepare and file a further amendment to respond to any comments and obtain effectiveness no later than July 9, 2018. This would require that, if possible, we receive any comments not later than June 22, 2018.

Tandy Representations

The Registrant acknowledges and agrees that:

•	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•	the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Request for Acceleration

The Registrant and the Principal Underwriter expect to make an oral request for acceleration of the enclosed filing. The Registrant and its Principal Underwriter have authorized me to hereby state to the Commission on their behalf that they are aware of their obligations under the Securities Act of 1933.

Please direct all questions to the undersigned at (617) 572-0320. Thank you.

Sincerely,

/s/ Paula Minella

Enclosures